Cash and cash equivalents (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and banks	R$ 146,853	R$ 74,033
Cash equivalents	571,076	322,368
Total	R$ 717,929	R$ 396,401	R$ 2,253,210	R$ 3,029,191